FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Investment securities held-to-maturity	$ 429,328	$ 654,008
Other investments	115,660	53,140
Deposits
Noninterest-bearing	2,492,434	1,662,058
Savings	3,167,325	2,462,420
Time	2,173,564	1,317,105
Total deposits	10,140,394	6,895,046
Carrying value
Financial assets
Cash and short-term investments	273,959	184,624
Investment securities held-to-maturity	429,328	654,008
Other investments	115,660	53,140
Loans held for sale	4,372	11,502
Loans and leases, net of ALLL	8,767,672	5,959,162
Interest Receivable	41,816	24,496
Deposits
Noninterest-bearing	2,492,434	1,662,058
Interest-bearing demand	2,307,071	1,453,463
Savings	3,167,325	2,462,420
Time	2,173,564	1,317,105
Total deposits	10,140,394	6,895,046
Short-term borrowings	1,040,691	814,565
Long-term debt	570,739	119,654
Interest Payable	12,126	5,104
Fair value
Financial assets
Cash and short-term investments	273,959	184,624
Investment securities held-to-maturity	424,118	653,101
Loans held for sale	4,372	11,502
Loans and leases, net of ALLL	8,662,868	6,006,656
Interest Receivable	41,816	24,496
Deposits
Noninterest-bearing	2,492,434	1,662,058
Interest-bearing demand	2,307,071	1,453,463
Savings	3,167,325	2,462,420
Time	2,146,645	1,306,674
Total deposits	10,113,475	6,884,615
Short-term borrowings	1,040,691	814,565
Long-term debt	557,933	117,908
Interest Payable	12,126	5,104
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	273,959	184,624
Investment securities held-to-maturity	0	0
Loans held for sale	0	0
Loans and leases, net of ALLL	0	0
Interest Receivable	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	1,040,691	814,565
Long-term debt	0	0
Interest Payable	2,035	204
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	424,118	653,101
Loans held for sale	4,372	11,502
Loans and leases, net of ALLL	0	0
Interest Receivable	13,819	8,265
Deposits
Noninterest-bearing	2,492,434	1,662,058
Interest-bearing demand	2,307,071	1,453,463
Savings	3,167,325	2,462,420
Time	2,146,645	1,306,674
Total deposits	10,113,475	6,884,615
Short-term borrowings	0	0
Long-term debt	557,933	117,908
Interest Payable	10,091	4,900
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Loans held for sale	0	0
Loans and leases, net of ALLL	8,662,868	6,006,656
Interest Receivable	27,997	16,231
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0